Consolidated statement of changes in equity	Share capital GBP (£)	Share premium GBP (£)	Treasury shares GBP (£)	Merger reserve GBP (£)	Hedging reserve GBP (£)	Retained (deficit)/earnings GBP (£)	GBP (£)	USD ($)
Balance at beginning of the year at Jun. 30, 2018	£ 53,000	£ 68,822,000		£ 249,030,000	£ (27,558,000)	£ 136,757,000	£ 427,104,000
Comprehensive income (loss)
(Loss)/profit for the year						18,881,000	18,881,000
Cash flow hedges					(6,720,000)		(6,720,000)
Tax credit/(charge) relating to movements on hedges					(1,266,000)		(1,266,000)
Total comprehensive (loss)/income for the year					(7,986,000)	18,881,000	10,895,000
Equity-settled share-based payments						699,000	699,000
Dividends paid						(23,326,000)	(23,326,000)	$ (29,615,000)
Deferred tax expense relating to share-based payments						(170,000)	(170,000)
Balance at end of the year at Jun. 30, 2019	53,000	68,822,000		249,030,000	(35,544,000)	132,841,000	415,202,000
Comprehensive income (loss)
(Loss)/profit for the year						(23,233,000)	(23,233,000)
Cash flow hedges					2,877,000		2,877,000
Tax credit/(charge) relating to movements on hedges					102,000		102,000
Total comprehensive (loss)/income for the year					2,979,000	(23,233,000)	(20,254,000)
Acquisition of treasury shares			£ (21,305,000)				(21,305,000)
Equity-settled share-based payments						818,000	818,000
Dividends paid						(23,229,000)	(23,229,000)	(29,554,000)
Balance at end of the year at Jun. 30, 2020	53,000	68,822,000	(21,305,000)	249,030,000	(32,565,000)	87,197,000	351,232,000
Comprehensive income (loss)
(Loss)/profit for the year						(92,216,000)	(92,216,000)
Cash flow hedges					22,698,000		22,698,000
Tax credit/(charge) relating to movements on hedges					(569,000)		(569,000)
Total comprehensive (loss)/income for the year					22,129,000	(92,216,000)	(70,087,000)
Equity-settled share-based payments						2,085,000	2,085,000
Dividends paid						(10,718,000)	(10,718,000)	$ (14,665,000)
Balance at end of the year at Jun. 30, 2021	£ 53,000	£ 68,822,000	£ (21,305,000)	£ 249,030,000	£ (10,436,000)	£ (13,652,000)	£ 272,512,000